Share-Based Payment Compensation Liability (Tables)	12 Months Ended
Dec. 31, 2025
Shared Based Payment Compensation Liability [Abstract]
Summary Of Continuity of Replacement LTIP Units
Continuity of Replacement LTIP units are as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024

(in units)

Opening balance	2,474,422	2,776,868

Dividend equivalents and other adjustments	40,844	43,127

Vested and settled	-	(297,953)

Cancellations	-	(47,620)

Ending balance	2,515,266	2,474,422